Organization and Nature of Operations (Details)	Mar. 28, 2018	Jan. 29, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity interest		100.00%
Company acquired, description	The Company acquired 24.9% of MMBD Trading Limited. ("MMBD Trading"). MMBD Trading was incorporated on March 4, 2016 under the laws of the British Virgin Islands. The remaining 75.1% of MMBD Trading was owned by 36.4% shareholders of the Company. MMBD Trading acquired a wholly owned subsidiary, MM iGlobal Inc. ("MM iGlobal") on August 16, 2017. MMBD Trading does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of MM iGlobal. MM iGlobal was incorporated in the State of Illinois on September 25, 1997 as Feil Daily Investment Co. which was changed to Whitewood Group Inc. in 2011. Whitewood Group Inc. was changed to MM iGlobal Inc. in 2017. MM iGlobal operates as a securities broker/dealer in New York City.